Note 10 - Stock Incentive Plan (Details Textual)							12 Months Ended
	Nov. 03, 2022 shares	Nov. 19, 2021 shares	Nov. 16, 2020 shares	Nov. 05, 2020 shares	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)							58,600	49,650	44,900
Share-Based Payment Arrangement, Expense | $							$ 788,725	$ 230,644	$ 245,922
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $							$ 1,072,919
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							10 months 10 days
May 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)										150,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $							$ 817,470	$ 1,033,217	$ 193,070
May 2018 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards				15	17	18
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)						25,090
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%	50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%	50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	29,600	27,700	14,434	27,100	13,940
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	29,000	21,950	10,656	17,800	10,770
May 2018 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					24,710
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				44,900
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		49,650
Number of Key People Issued Awards		21
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	58,600
Number of Key People Issued Awards	30
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%